Goodwill and Intangible Assets - Summary of Intangible Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Minimum
Finite-Lived Intangible Assets, Net [Abstract]
Useful Life	5 years	5 years
Maximum
Finite-Lived Intangible Assets, Net [Abstract]
Useful Life	10 years	10 years
Intangible Assets other than Capitalized Software
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 7,720,450	$ 7,720,450	$ 6,083,050
Accumulated Amortization	(1,944,745)	(1,397,171)	(575,357)
Net Carrying Amount	5,775,705	6,323,279	5,507,693
Trademarks
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	2,320,000	2,320,000	1,520,000
Accumulated Amortization	(448,673)	(292,671)	(114,000)
Net Carrying Amount	$ 1,871,327	$ 2,027,329	$ 1,406,000
Useful Life			10 years
Trademarks | Minimum
Finite-Lived Intangible Assets, Net [Abstract]
Useful Life	5 years	5 years
Trademarks | Maximum
Finite-Lived Intangible Assets, Net [Abstract]
Useful Life	10 years	10 years
Noncompete Agreements
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 990,000	$ 990,000	$ 990,000
Accumulated Amortization	(445,500)	(346,500)	(148,500)
Net Carrying Amount	$ 544,500	$ 643,500	$ 841,500
Useful Life	5 years	5 years	5 years
Customer Relationships
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 3,760,000	$ 3,760,000	$ 2,920,000
Accumulated Amortization	(1,050,572)	(758,000)	(312,857)
Net Carrying Amount	$ 2,709,428	$ 3,002,000	$ 2,607,143
Useful Life			7 years
Customer Relationships | Minimum
Finite-Lived Intangible Assets, Net [Abstract]
Useful Life	5 years	5 years
Customer Relationships | Maximum
Finite-Lived Intangible Assets, Net [Abstract]
Useful Life	7 years	7 years
Patents and Patent Applications
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 650,450	$ 650,450	$ 653,050
Net Carrying Amount	$ 650,450	$ 650,450	$ 653,050